STATEMENT OF OPERATION - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
General and administrative	$ 182,007	$ 29,484	$ 615,522	$ 31,689	$ 401,950
Total Operating Expenses	190,107	37,184	631,422	39,389	422,750
Loss from Operations	(190,107)	(37,184)	(631,422)	(39,389)	(422,750)
Interest expense	(37,945)		(38,657)		(1,556)
Provision for income tax
Net Loss	(152,162)	(37,184)			(421,194)
Varian Biopharmaceuticals [Member]
Operating Expenses:
Revenue
Research and development	691,156	97,893	993,735	165,362	496,684	$ 181,559
General and administrative	361,416	176,822	683,171	464,316	980,307	412,150
Total Operating Expenses	1,052,572	274,715	1,676,906	629,678	1,476,991	593,709
Loss from Operations	(1,052,572)	(274,715)	(1,676,906)	(629,678)	(1,476,991)	(593,709)
Interest expense	(404,499)		(652,002)
Loss before provision for income tax	(1,457,071)	(274,715)	(2,328,908)	(629,678)	1,476,991	593,709
Net loss before provision for income tax	1,457,071	274,715	2,328,908	629,678	(1,476,991)	(593,709)
Provision for income tax
Net Loss	$ (1,457,071)	$ (274,715)	$ (2,328,908)	$ (629,678)	$ (1,476,991)	$ (593,709)
Loss per common share
Basic and diluted	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted average shares outstanding
Basic and diluted	31,614,989	30,035,623	31,603,877	30,017,910	30,185,336	18,000,000